UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-10085
                                                     ---------

                   Hillman Capital Management Investment Trust
                   -------------------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices)              (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: September 30
                                               ------------

                  Date of reporting period: September 30, 2006
                                            ------------------

Item 1. REPORTS TO STOCKHOLDERS.


Annual Report 2006









                                             The Hillman Advantage Equity Fund
                             (formerly known as The Hillman Total Return Fund)
                                            The Hillman Focused Advantage Fund
                                                            September 30, 2006








No Load Shares
Class A Shares
Class B Shares
Class C Shares



HILLMAN
CAPITAL MANAGEMENT






This report and the financial statements contained herein are submitted for the general information of the shareholders of the Hillman Capital Management Funds ("Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin St., Rocky Mount, NC 27804, Phone 1-800-773-3863.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Hillman Capital Management Funds ("Funds") and of the market in general and statements of the Funds' plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investments in the Funds are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objective. Investment in the Funds is also subject to the following risks: market risk, investment advisor risk, credit risk, interest rate risk, maturity risk, investment-grade securities risk, short sales risk, for the Focused Fund only: management style risk, non-diversified fund risk, and sector focus risk. More information about these risks and other risks can be found in the Funds' prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Stated performance in the Funds was achieved at some or all points during the year by waiving or reimbursing part of the Funds' total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.


This Annual Report was first distributed to shareholders on or about November 29, 2006.


For More Information on Your Hillman Capital Management Mutual Funds:

              See Our Web site @ www.hillmancapital.com
                       or
              Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

                                November 4, 2006

Dear Shareholder of The Hillman Funds:

Our investment philosophy at Hillman Capital Management (HCM) is to purchase companies with a sustainable competitive advantage that are currently selling below their intrinsic value. We believe that this philosophy of buying attractively priced industry leaders will lead to strong performance over extended periods of time. We have benefited immensely in the past from this disciplined investment approach and our long-term view. An ephemeral view of the marketplace has seldom served investors well, as this often leads to "chasing" returns. As a bi-product of our methodology and long-term stance, we tend to stay fully invested - a benefit for equity investors these past few years.

Hillman Advantage Equity Fund

Enclosed please find the annual report for The Hillman Advantage Equity Fund (the "Equity Fund") for the fiscal year ended September 30, 2006. The Equity Fund returned 10.41% for the No Load Shares, 9.35% for the Class A Shares (3), 9.19% for the Class B Shares (3) and 9.19% for the Class C Shares (3), and the S&P 500 Total Return Index (the "S&P 500")(1) returned 10.79%(2), for the fiscal year ended September 30, 2006.

Since inception of the Equity Fund on December 29, 2000 to September 30, 2006, the Equity Fund's No Load Shares have achieved a cumulative total return of 50.80%, versus 11.51%(2) for the S&P 500 for the same period. For the period from the date of initial public offering of the Equity Fund's Class A Shares, Class B Shares and Class C Shares on July 18, 2006 to September 30, 2006, the Class A Shares, Class B Shares and Class C Shares each achieved a cumulative total return of 9.35%, 9.19%, and 9.19%, respectively, versus 8.44% (2) for the S&P 500 for the same period.

Hillman Focused Advantage Fund

Enclosed please find the annual report for The Hillman Focused Advantage Fund (the "Focused Fund") for the fiscal year ended September 30, 2006. The Focused Fund returned 7.15% for the No Load Shares, 9.74% for the Class A Shares (3), 9.52% for the Class B Shares (3) and 9.52% for the Class C Shares (3), and the S&P 500(1) returned 10.79%(2), for the fiscal year ended September 30, 2006.

Since inception of the Focused Fund on December 29, 2000 to September 30, 2006, the Focused Fund's No Load Shares have achieved a cumulative total return of 58.66%, versus 11.51%(2) for the S&P 500 for the same period. For the period from the date of initial public offering of the Focused Fund's Class A Shares, Class B Shares and Class C Shares on July 18, 2006 to September 30, 2006, the Class A Shares, Class B Shares and Class C Shares each achieved a cumulative total return of 9.74%, 9.52%, and 9.52%, respectively, versus 8.44%(2) for the S&P 500 for the same period.

The equity markets in general reported a strong fiscal year in 2006, particularly in the fiscal fourth quarter (calendar third quarter) with near record highs for the anachronistic Dow Jones Industrial Average (Dow). At HCM, our discipline demands that we look beyond short-term fluctuations and think past market pundits to company specific competitiveness. The talking heads, and their interminable need to polarize markets, are touting the Dow's rise as either the beginning or demise of recent equity market strength. However, given the composition of the Dow, one conclusion that can be drawn from the record setting run of the Dow is a movement, albeit slow, into large cap stocks from


___________________________

^1 The S&P 500 Total Return Index is the Standard & Poor's Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. It is not possible to invest in this index.
^2 FT  Interactive  Data
^3 For the period from July 18, 2006 (Date of Initial Public Offering of the Class A Shares, Class B Shares and Class C Shares) to September 30, 2006.

smaller and more speculative market segments. This "flight to quality" thesis is also buttressed by our corporate and economic outlooks.

A pervasive theme in equity markets has been the strength of earnings and corporate balance sheets. A recent U.S. Department of Commerce report concludes that corporate profits as a share of U.S. GDP are at levels not seen since the sixties, approximately 10.3%. Corporate profit is a widely followed economic and financial indicator as corporate profits fuel further investment in both physical and human capital. Strong corporate balance sheets and high cash hordes are continually being put to use in the form of buybacks and dividends. In fact, Standard & Poor's reported that the second quarter of 2006 saw buybacks for the S&P 500 index reach $116 billion - a new quarterly record surpassing the $104 billion spent repurchasing shares in the fourth quarter of last year. We continue to see opportunity in the marketplace for future investments.

We plan to continue to adhere to our strategy of investing in companies we believe to have competitive advantage in their industries at times when their securities are undervalued in our effort to help clients participate in market advances without unreasonable risk. By using this strategy, we hope the Hillman Funds will outperform the market over time.

We urge our investors to act prudently. We believe the long-term value of an investment is not defined by temporary investor sentiment but by sound principals of finance, such as the present value of cash flows, dividends, or earnings an underlying asset can produce. We believe that our disciplined focus on quality companies with competitive advantage will continue to be a favorable investment strategy into the future.

We appreciate the opportunity to serve as your Fund's Investment Adviser.


                                             Sincerely,


                                        /s/ Mark Hillman

Investments in the Funds are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objective. Investment in the Funds is also subject to the following risks: market risk, investment advisor risk, credit risk, interest rate risk, maturity risk, investment-grade securities risk, short sales risk, for the Focused Fund only: management style risk, non-diversified fund risk, and sector focus risk. More information about these risks and other risks can be found in the Funds' prospectus.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

Statements in this Annual Report reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.

           Underwriter and Distributor: Capital Investment Group, Inc.
                116 South Franklin Street, Rocky Mount, NC 27804
                              Phone (800) 773-3863

The Hillman Advantage Equity Fund No Load Shares

Performance Update - $10,000 Investment (Unaudited)

For the fiscal year ended September 30, 2006.

------------------------------------------------------------- --------------------------------------------------------------
[Line Graph Here]                                             Performance Returns for the periods ended September 30, 2006
                                                              --------------------------------------------------------------
                Advantage Equity Fund         S&P 500 Total   Average Annual                One      Five     Since
                - No Load Shares              Return Index    Total Returns                 Year     Year     Inception*
                ----------------              ------------    --------------------------------------------------------------
  12/29/2000        $10,000                     $10,000       The Hillman Advantage
   9/30/2001          8,750                       7,961       Equity Fund No Load Shares     10.41%   11.50%       7.40%
   9/30/2002          8,614                       6,330       --------------------------------------------------------------
   9/30/2003         10,635                       7,874                                                        Final Value
   9/30/2004         12,084                       8,967       Cumulative Total                 Since            of $10,000
   9/30/2005         13,658                      10,065       Investment Returns             Inception*         Investment
   9/30/2006         15,080                      11,151       --------------------------------------------------------------
                                                              The Hillman Advantage              50.80%          $15,080
                                                              Equity Fund No Load Shares
                                                              --------------------------------------------------------------
                                                              S&P 500 Total Return Index         11.51%          $11,151
                                                              --------------------------------------------------------------
                                                              * The No Load Shares' inception date - December 29, 2000 (Date of Initial Public Investment).
----------------------------------------------------------------------------------------------------------------------------

The graph assumes an initial $10,000 investment at December 29, 2000 (Date of Initial Public Investment). All dividends and distributions are reinvested. This graph depicts the performance of The Hillman Advantage Equity Fund - No Load Shares (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example                                  Beginning                     Ending
                                               Account Value                 Account Value                Expenses Paid
                                               April 1, 2006               September 30, 2006             During Period*
--------------------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000.00                     $1,022.30                       $7.55
--------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before                   $1,000.00                     $1,017.60                       $7.54
expenses)
--------------------------------------------------------------------------------------------------------------------------------

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 1.49%. The values under "Expenses Paid During Period" are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the number of days in the six month period ending September 30, 2006).

The Hillman Advantage Equity Fund Class A Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2006


-----------------------------------------------------------------------------------------------------------------------------
 [Line Graph Here]                                          Performance Returns for the periods ended September 30, 2006
                                                            ----------------------------------------------------------------
             The Hillman Advantage Equity   S&P 500 Total   Total Returns                                 Since Inception*
             Fund - Class A Shares          Return Index    ----------------------------------------------------------------
             ---------------------          ------------    The Hillman Advantage Equity Fund
 7/18/2006        $ 9,425                     $10,000       - Class A Shares - No Sales Load                  9.35%
 7/31/2006          9,604                      10,326       ----------------------------------------------------------------
 8/31/2006          9,955                      10,571       The Hillman Advantage Equity Fund
 9/30/2006         10,306                      10,844       - Class A Shares - 5.75% Maximum
                                                            Sales Load                                        3.06%
                                                            ----------------------------------------------------------------
                                                                                                             Final Value of
                                                            Cumulative Total                      Since       $10,000
                                                            Investment Returns                 Inception*    Investment
                                                            ----------------------------------------------------------------
                                                            The Hillman Advantage Equity Fund     9.35%       $10,935
                                                            - Class A Shares - No Sales Load
                                                            ----------------------------------------------------------------
                                                            The Hillman Advantage Equity Fund     3.06%       $10,306
                                                            - Class A Shares - 5.75% Maximum
                                                            Sales Load
                                                            ----------------------------------------------------------------
                                                            S&P 500 Total Return Index            8.44%       $10,844
                                                            ----------------------------------------------------------------
                                                            *The Fund's inception  date - July 18, 2006 (Date  of  Initial
                                                             Public Offering).
-----------------------------------------------------------------------------------------------------------------------------

The graph assumes an initial $10,000 investment ($9,425 after maximum sales load of 5.75%) at July 18, 2006 (Date of Initial Public Offering). All dividends and distributions are reinvested. This graph depicts the performance of The Hillman Advantage Equity Fund - Class A Shares (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.
--------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               Beginning Account Value     Ending Account Value      Expenses Paid During
Expense Example                                     July 18, 2006           September 30, 2006             Period*
----------------------------------------------------------------------------------------------------------------------------
Actual                                                $1,000.00                 $1,094.30                   $2.63
----------------------------------------------------------------------------------------------------------------------------
                                               Beginning Account Value     Ending Account Value      Expenses Paid During
                                                    April 1, 2006           September 30, 2006             Period**
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before                 $1,000.00                 $1,018.85                   $6.28
expenses)
----------------------------------------------------------------------------------------------------------------------------

* Actual Expenses are equal to the Fund's annualized expense ratio 1.24% multiplied by the average account value over the period, multiplied by 74 days and divided by 365 (to reflect the number of days in the initial fiscal period). ** Hypothetical Expenses paid during the period are equal to the Fund's annualized expense ratio of 1.24% multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the six month period ending September 30, 2006).

The Hillman Advantage Equity Fund Class B Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2006

-----------------------------------------------------------------------------------------------------------------------------
[Line Graph Here]                                             Performance Returns for the periods ended September 30, 2006
                                                              ---------------------------------------------------------------
            The Hillman Advantage Equity    S&P 500 Total     Total Returns                                 Since Inception*
               Fund - Class B Shares        Return Index      ---------------------------------------------------------------
               ---------------------        ------------      The Hillman Advantage Equity Fund
  7/18/2006        $10,000                    $10,000         - Class B  Shares - No Sales Charge                9.19%
  7/31/2006         10,190                     10,326         ---------------------------------------------------------------
  8/31/2006         10,555                     10,571         The Hillman Advantage Equity Fund
  9/30/2006         10,419                     10,844         - Class B  Shares - Maximum Sales
                                                              Charge                                             4.19%
                                                              ---------------------------------------------------------------
                                                                                                             Final Value of
                                                              Cumulative Total                      Since       $10,000
                                                              Investment Returns                 Inception*    Investment
                                                              ---------------------------------------------------------------
                                                              The Hillman Advantage Equity Fund
                                                              - Class B  Shares - No Sales Charge    9.19%       $10,919
                                                              ---------------------------------------------------------------
                                                              The Hillman Advantage Equity Fund
                                                              - Class B  Shares - Maximum Sales
                                                              Charge                                 4.19%       $10,419
                                                              ---------------------------------------------------------------
                                                              S&P 500 Total Return Index             8.44%       $10,844
                                                              ---------------------------------------------------------------
                                                              *The Fund's inception date - July 18, 2006 (Date  of  Initial
                                                              Public Offering).
-----------------------------------------------------------------------------------------------------------------------------

The graph assumes an initial $10,000 investment at July 18, 2006 (Date of Initial Public Offering). The table and graph above includes the maximum contingent deferred sales charge ("CDSC") corresponding to the length of time that the investment as held as noted. The CDSC for the Class B Shares declines from 5% to 0% over seven years; and the Class B Shares are converted to Class A Shares of the Fund after eight years, without the imposition of any sales charges. All dividends and distributions are reinvested. This graph depicts the performance of The Hillman Advantage Equity Fund - Class B Shares (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.
--------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               Beginning Account Value     Ending Account Value      Expenses Paid During
Expense Example                                     July 18, 2006           September 30, 2006             Period*
----------------------------------------------------------------------------------------------------------------------------
Actual                                                $1,000.00                 $1,094.30                   $2.63
----------------------------------------------------------------------------------------------------------------------------
                                               Beginning Account Value     Ending Account Value      Expenses Paid During
                                                    April 1, 2006           September 30, 2006             Period**
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before
expenses)                                            $1,000.00                 $1,018.85                   $6.28
----------------------------------------------------------------------------------------------------------------------------

* Actual Expenses are equal to the Fund's annualized expense ratio 1.24% multiplied by the average account value over the period, multiplied by 74 days and divided by 365 (to reflect the number of days in the initial fiscal period). ** Hypothetical Expenses paid during the period are equal to the Fund's annualized expense ratio of 1.24% multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the six month period ending September 30, 2006).

The Hillman Advantage Equity Fund Class C Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2006

-----------------------------------------------------------------------------------------------------------------------------
[Line Graph Here]                                             Performance Returns for the periods ended September 30, 2006
                                                              ---------------------------------------------------------------
             The Hillman Advantage Equity    S&P 500 Total                                                         Since
              Fund - Class C Shares           Return Index    Total Returns                                      Inception*
              ---------------------           ------------    ---------------------------------------------------------------
   7/18/2006        $10,000                    $10,000        The Hillman Advantage Equity Fund
   7/31/2006         10,190                     10,326        Class C Shares - No Sales Charge  -                  9.19%
   8/31/2006         10,555                     10,571        ---------------------------------------------------------------
   9/30/2006         10,819                     10,844        The Hillman Advantage Equity Fund -
                                                              Class C Shares - Maximum Sales Charge                8.19%
                                                              ---------------------------------------------------------------
                                                                                                                  Final Value
                                                              Cumulative Total                        Since       of $10,000
                                                              Investment Returns                   Inception*     Investment
                                                              ---------------------------------------------------------------
                                                              The Hillman Advantage Equity Fund -
                                                              Class C Shares - No Sales Charge         9.19%      $10,919
                                                              ---------------------------------------------------------------
                                                              The Hillman Advantage Equity Fund -
                                                              Class C Shares - Maximum Sales Charge    8.19%      $10,810
                                                              ---------------------------------------------------------------
                                                              S&P 500 Total Return Index               8.44%      $10,844
                                                              ---------------------------------------------------------------
                                                              *The Fund's inception  date  - July 18, 2006 (Date of Initial
                                                              Public Offering).
-----------------------------------------------------------------------------------------------------------------------------

The graph assumes an initial $10,000 investment at July 18, 2006 (Date of Initial Public Offering). The deduction of the maximum contingent deferred sales charge ("CDSC") is reflected in the graph because the 1% CDSC for the Class C Shares is imposed on proceeds redeemed within 1 year of the purchase date. The CDSC may be waived or reduced under certain circumstances. All dividends and distributions are reinvested. This graph depicts the performance of The Hillman Advantage Equity Fund - Class C Shares (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.
--------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               Beginning Account Value     Ending Account Value      Expenses Paid During
Expense Example                                     July 18, 2006           September 30, 2006             Period*
----------------------------------------------------------------------------------------------------------------------------
Actual                                                $1,000.00                 $1,094.30                   $2.63
----------------------------------------------------------------------------------------------------------------------------
                                               Beginning Account Value     Ending Account Value      Expenses Paid During
                                                    April 1, 2006           September 30, 2006             Period**
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before                 $1,000.00                 $1,018.85                   $6.28
expenses)
----------------------------------------------------------------------------------------------------------------------------

* Actual Expenses are equal to the Fund's annualized expense ratio 1.24% multiplied by the average account value over the period, multiplied by 74 days and divided by 365 (to reflect the number of days in the initial fiscal period). ** Hypothetical Expenses paid during the period are equal to the Fund's annualized expense ratio of 1.24% multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the six month period ending September 30, 2006).

The Hillman Advantage Equity Fund

Schedule of Investments


As of September 30, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                  Market Value                                                      Market Value
                                      Shares        (Note 1)                                            Shares          (Note 1)
----------------------------------------------------------------   ----------------------------------------------------------------

COMMON STOCKS - 98.72%                                             Hand/Machine Tools - 2.02%
                                                                       Black & Decker Corporation         6,000     $      476,100
                                                                                                                    --------------
Aerospace/Defense - 4.58%
     Goodrich Corporation             13,000     $      526,760    Healthcare - Products - 2.20%
     The Boeing Company                7,000            551,950        Johnson & Johnson                  8,000            519,520
                                                 --------------                                                     --------------
                                                      1,078,710
                                                 --------------
Apparel - 2.23%                                                    Healthcare - Services - 4.41%
     Nike, Inc.                        6,000            525,720        Aetna Inc.                        13,000            514,150
                                                 --------------    *   Laboratory Corporation of
                                                                          America Holdings                8,000            524,560
Biotechnology - 2.12%                                                                                               --------------
*    Amgen Inc.                        7,000            500,710                                                          1,038,710
                                                 --------------                                                     --------------
                                                                   Home Builders - 2.23%
Chemicals - 2.36%                                                      D.R. Horton, Inc.                 22,000            526,900
     E.I. du Pont de Nemours                                                                                        --------------
        and Company                   13,000            556,920    Household Products/Wares - 2.14%
                                                 --------------        The Clorox Company                 8,000            504,000
                                                                                                                    --------------

Computers - 6.50%                                                  Internet - 1.93%
*    EMC Corporation                  44,000            527,120    *   Yahoo! Inc.                       18,000            455,040
     Hewlett-Packard Company          14,000            513,660                                                     --------------
     International Business Machines                               Media - 4.42%
        Corporation                    6,000            491,640        Time Warner Inc.                  30,000            546,900
                                                 --------------        The Walt Disney Company           16,000            494,560
                                                      1,532,420                                                     --------------
                                                 --------------                                                          1,041,460
Cosmetics/Personal Care - 2.10%                                                                                     --------------
     The Procter & Gamble                                          Miscellaneous Manufacturing - 4.46%
        Company                        8,000            495,840        3M Co.                             7,000            520,940
                                                 --------------        General Electric Company          15,000            529,500
                                                                                                                    --------------
Diversified Financial Services - 2.1                                                                                     1,050,440
     Citigroup Inc.                   10,000            496,700                                                     --------------
                                                 --------------    Oil & Gas - 2.28%
                                                                       Exxon Mobil Corporation            8,000            536,800
Electric - 4.35%                                                                                                    --------------
     American Electric Power
        Company Inc.                  14,000            509,180    Pharmaceuticals - 4.12%
     The Southern Company             15,000            516,900        Merck & Co., Inc.                 11,000            460,900
                                                 --------------        Pfizer Inc.                       18,000            510,480
                                                      1,026,080                                                     --------------
                                                 --------------                                                            971,380
Financial Services - 2.56%                                                                                          --------------
     Allied Capital Corporation       20,000            604,200    Real Estate Investment Trust - 2.24%
                                                 --------------        Host Hotels & Resorts             23,000            527,390
                                                                                                                    --------------

Food - 10.97%
     Campbell Soup Company            14,000            511,000
     H.J. Heinz Company               12,000            503,160
     Kellogg Company                  11,000            544,720
     McCormick & Company,
        Incorporated                  13,000            493,740
     Whole Foods Market, Inc.          9,000            534,870
                                                 --------------
                                                      2,587,490
                                                 --------------



                                                                                                                     (Continued)

The Hillman Advantage Equity Fund

Schedule of Investments


As of September 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value
                                      Shares        (Note 1)
----------------------------------------------------------------   -----------------------------------------------------------------

COMMON STOCKS - (Continued)                                        Summary of Investments by Industry
                                                                                                         % of Net         Market
Retail - 12.57%                                                    Industry                               Assets          Value
                                                                   ----------------------------------------------------------------
     Brinker International, Inc.      12,000     $      481,080    Aerospace/Defense                      4.58%        $ 1,078,710
     McDonald's Corporation           13,000            508,560    Apparel                                2.23%            525,720
     OSI Restaurant Partners, Inc.    15,000            475,650    Biotechnology                          2.12%            500,710
     Target Corporation                9,000            497,250    Chemicals                              2.36%            556,920
     The Home Depot, Inc.             14,000            507,780    Computers                              6.50%          1,532,420
     Wal-Mart Stores, Inc.            10,000            493,200    Cosmetics/Personal Care                2.10%            495,840
                                                 --------------    Diversified Financial Services         2.11%            496,700
                                                      2,963,520    Electric                               4.35%          1,026,080
                                                 --------------    Financial Services                     2.56%            604,200
Semiconductors - 2.18%                                             Food                                  10.97%          2,587,490
     Intel Corporation                25,000            514,250    Hand/Machine Tools                     2.02%            476,100
                                                 --------------    Healthcare - Products                  2.20%            519,520
                                                                   Healthcare - Services                  4.41%          1,038,710
Software - 2.26%                                                   Home Builders                          2.23%            526,900
*    Oracle Corporation               30,000            532,200    Household Products/Wares               2.14%            504,000
                                                 --------------    Internet                               1.93%            455,040
                                                                   Investment Company                     0.96%            227,359
Telecommunications - 7.08%                                         Media                                  4.42%          1,041,460
     AT&T Inc.                        18,000            586,080    Miscellaneous Manufacturing            4.46%          1,050,440
     Motorola, Inc.                   21,000            525,000    Oil & Gas                              2.28%            536,800
     Verizon Communications Inc.      15,000            556,950    Pharmaceuticals                        4.12%            971,380
                                                 --------------    Real Estate Investment Trust           2.24%            527,390
                                                      1,668,030    Retail                                12.57%          2,963,520
                                                 --------------    Semiconductors                         2.18%            514,250
Transportation - 2.30%                                             Software                               2.26%            532,200
     FedEx Corp.                       5,000            543,400    Telecommunications                     7.08%          1,668,030
                                                 --------------    Transportation                         2.30%            543,400
                                                                   ---------------------------------------------------------------
Total Common Stocks (Cost $19,567,907)               23,273,930    Total                                 99.68%       $ 23,501,289
                                                 --------------

INVESTMENT COMPANY - 0.96%
     Evergreen Institutional Money Market Fund
        (Cost $227,359)              227,359            227,359
                                                 --------------


Total Investments (Cost $19,795,266) - 99.68%    $   23,501,289
Other Assets less Liabilities - 0.32%                    75,271
                                                 --------------

Net Assets - 100.00%                             $   23,576,560
                                                 ==============

 * Non-income producing investment.






See Notes to Financial Statements

The Hillman Focused Advantage Fund No Load Shares

Performance Update - $10,000 Investment (Unaudited)

For the fiscal year ended September 30, 2006.

------------------------------------------------------------- --------------------------------------------------------------
[Line Graph Here]                                             Performance Returns for the periods ended September 30, 2006.
                                                              --------------------------------------------------------------
             The Hillman Focused Advantage   S&Ps 500 Total   Average Annual                   One      Five     Since
                  Fund - No Load Shares      Return Index     Total Returns                    Year     Year     Inception*
                  ---------------------      ------------     --------------------------------------------------------------
  12/29/2000         $10,000                  $10,000         The Hillman Focused
   9/30/2001           7,500                    7,961         Advantage Fund No Load
   9/30/2002           6,550                    6,330         Shares                           7.15%   16.17%     8.35%
   9/30/2003           9,668                    7,874         --------------------------------------------------------------
   9/30/2004          11,874                    8,967                                           Since         Final  Value
   9/30/2005          14,806                   10,065         Cumulative Total                                of $10,000
   9/30/2006          15,866                   11,151         Investment Returns             Inception*       Investment
                                                              --------------------------------------------------------------
                                                              The Hillman Focused
                                                              Advantage Fund No Load
                                                              Shares                             58.66%          $15,866
                                                              --------------------------------------------------------------
                                                              S&P 500 Total Return Index         11.51%          $11,151
                                                              --------------------------------------------------------------
                                                              * The No Load Shares' inception date - December 29, 2000 (Date of Initial Public Investment).
----------------------------------------------------------------------------------------------------------------------------

The graph assumes an initial $10,000 investment at December 29, 2000 (Date of Initial Public Investment). All dividends and distributions are reinvested. This graph depicts the performance of The Hillman Focused Advantage Fund - No Load Shares (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.
--------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example                                  Beginning                       Ending
                                               Account Value                 Account Value                 Expenses Paid
                                               April 1, 2006               September 30, 2006             During Period*
--------------------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000.00                      $984.70                        $7.41
--------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before
expenses)                                        $1,000.00                     $1,017.60                       $7.54
--------------------------------------------------------------------------------------------------------------------------------

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 1.49%. The values under "Expenses Paid During Period" are equal to the annualized ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the number of days in the six month period ending September 30, 2006).

The Hillman Focused Advantage Fund Class A Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2006

-----------------------------------------------------------------------------------------------------------------------------
[Line Graph Here]                                             Performance Returns for the periods ended September 30, 2006
                                                              ---------------------------------------------------------------
             The Hillman Focused Advantage   S&P 500 Total    Total Returns                                 Since Inception*
                Fund - Class A Shares        Return Index     ---------------------------------------------------------------
                ---------------------        ------------     The Hillman Focused Advantage Fund
   7/18/2006         $9,425                    $10,000        - Class A Shares No Sales Load                     9.74%
   7/31/2006          9,580                     10,326        ---------------------------------------------------------------
   8/31/2006          9,938                     10,571        The Hillman Focused Advantage Fund
   9/30/2006         10,343                     10,844        - Class A Shares 5.75% Maximum
                                                              Sales Load                                         3.43%
                                                              ---------------------------------------------------------------
                                                                                                              Final Value of
                                                              Cumulative Total                      Since         $10,000
                                                              Investment Returns                 Inception*      Investment
                                                              ---------------------------------------------------------------
                                                              The Hillman Focused Advantage Fund
                                                              - Class A Shares No Sales Load        9.74%       $10,974
                                                              ---------------------------------------------------------------
                                                              The Hillman Focused Advantage Fund
                                                              - Class A Shares  5.75% Maximum
                                                              Sales Load                            3.43%       $10,343
                                                              ---------------------------------------------------------------
                                                              S&P 500 Total Return Index            8.44%       $10,844
                                                              ---------------------------------------------------------------
                                                              *The Fund's inception date - July 18, 2006 (Date  of  Initial
                                                              Public Offering).
-----------------------------------------------------------------------------------------------------------------------------

The graph assumes an initial $10,000 investment ($9,425 after maximum sales load of 5.75%) at July 18, 2006 (Date of Initial Public Offering). All dividends and distributions are reinvested. This graph depicts the performance of The Hillman Focused Advantage Fund - Class A Shares (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.
--------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               Beginning Account Value     Ending Account Value      Expenses Paid During
Expense Example                                     July 18, 2006           September 30, 2006             Period*
----------------------------------------------------------------------------------------------------------------------------
Actual                                                $1,000.00                 $1,097.40                   $2.64
----------------------------------------------------------------------------------------------------------------------------
                                               Beginning Account Value     Ending Account Value      Expenses Paid During
                                                    April 1, 2006           September 30, 2006             Period**
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before                 $1,000.00                 $1,018.85                   $6.28
expenses)
----------------------------------------------------------------------------------------------------------------------------

* Actual Expenses are equal to the Fund's annualized expense ratio 1.24% multiplied by the average account value over the period, multiplied by 74 days and divided by 365 (to reflect the number of days in the initial fiscal period). ** Hypothetical Expenses paid during the period are equal to the Fund's annualized expense ratio of 1.24% multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the six month period ending September 30, 2006).

The Hillman Focused Advantage Fund Class B Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2006

-----------------------------------------------------------------------------------------------------------------------------
[Line Graph Here]                                             Performance Returns for the periods ended September 30, 2006
                                                              ---------------------------------------------------------------
            The Hillman Focused Advantage    S&P 500 Total                                                        Since
               Fund - Class B Shares        Return Index      Total Returns                                     Inception*
               ---------------------        ------------      ---------------------------------------------------------------
  7/18/2006         $10,000                   $10,000         The Hillman Focused Advantage Fund -
  7/31/2006          10,165                    10,326         Class B Shares - No Sales Charge                    9.52%
  8/31/2006          10,537                    10,571         ---------------------------------------------------------------
  9/30/2006          10,452                    10,844         The Hillman Focused Advantage Fund -
                                                              Class B Shares - Maximum Sales Charge               4.52%
                                                              ---------------------------------------------------------------
                                                                                                                 Final Value
                                                              Cumulative Total                        Since      of $10,000
                                                              Investment Returns                   Inception*    Investment
                                                              ---------------------------------------------------------------
                                                              The Hillman Focused Advantage Fund -
                                                              Class B Shares - No Sales Charge        9.52%      $10,952
                                                              ---------------------------------------------------------------
                                                              The Hillman Focused Advantage Fund -
                                                              Class B Shares - Maximum Sales Charge   4.52%      $10,452
                                                              ---------------------------------------------------------------
                                                              S&P 500 Total Return Index              8.44%      $10,844
                                                              ---------------------------------------------------------------
                                                              *The Fund's inception date - July 18, 2006(Date of Initial
                                                              Public Offering).
-----------------------------------------------------------------------------------------------------------------------------

The graph assumes an initial $10,000 investment at July 18, 2006 (Date of Initial Public Offering). The table and graph above includes the maximum contingent deferred sales charge ("CDSC") corresponding to the length of time that the investment as held as noted. The CDSC for the Class B Shares declines from 5% to 0% over seven years; and the Class B Shares are converted to Class A Shares of the Fund after eight years, without the imposition of any sales charges. All dividends and distributions are reinvested. This graph depicts the performance of The Hillman Focused Advantage Fund - Class B Shares (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.
--------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               Beginning Account Value     Ending Account Value      Expenses Paid During
Expense Example                                     July 18, 2006           September 30, 2006             Period*
----------------------------------------------------------------------------------------------------------------------------
Actual                                                $1,000.00                 $1,097.40                   $2.64
----------------------------------------------------------------------------------------------------------------------------
                                               Beginning Account Value     Ending Account Value      Expenses Paid During
                                                    April 1, 2006           September 30, 2006             Period**
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before
expenses)                                             $1,000.00                 $1,018.85                   $6.28
--------------------------------------------- -------------------------- ------------------------- -------------------------

* Actual Expenses are equal to the Fund's annualized expense ratio 1.24% multiplied by the average account value over the period, multiplied by 74 days and divided by 365 (to reflect the number of days in the initial fiscal period). ** Hypothetical Expenses paid during the period are equal to the Fund's annualized expense ratio of 1.24% multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the six month period ending September 30, 2006).

The Hillman Focused Advantage Fund Class C Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2006

-----------------------------------------------------------------------------------------------------------------------------
[Line Graph Here]                                             Performance Returns for the periods ended September 30, 2006
                                                              ---------------------------------------------------------------
           The Hillman Focused Advantage   S&P 500 Total                                                         Since
                 Fund - Class C Shares     Return Index       Total Returns                                    Inception*
                 ---------------------     ------------       ---------------------------------------------------------------
 7/18/2006            $10,000               $10,000           The Hillman Focused Advantage Fund -
 7/31/2006             10,165                10,326           Class C Shares - No Sales Charge                    9.52%
 8/31/2006             10,537                10,571           ---------------------------------------------------------------
 9/30/2006             10,852                10,844           The Hillman Focused Advantage Fund -
                                                              Class C Shares - Maximum Sales Charge               8.52%
                                                              ---------------------------------------------------------------
                                                                                                                  Final Value
                                                              Cumulative Total                        Since       of $10,000
                                                              Investment Returns                   Inception*     Investment
                                                              ---------------------------------------------------------------
                                                              The Hillman Focused Advantage Fund -
                                                              Class C Shares - No Sales Charge        9.52%      $10,952
                                                              ---------------------------------------------------------------
                                                              The Hillman Focused Advantage -
                                                              Class C Shares Fund - Maximum Sales
                                                              Charge                                  8.52%      $10,852
                                                              ---------------------------------------------------------------
                                                              S&P 500 Total Return Index              8.44%      $10,844
                                                              ---------------------------------------------------------------
                                                              *The Fund's inception date - July 18, 2006 (Date  of  Initial
                                                              Public Offering).
-----------------------------------------------------------------------------------------------------------------------------

The graph assumes an initial $10,000 investment at July 18, 2006 (Date of Initial Public Offering). The deduction of the maximum contingent deferred sales charge ("CDSC") is not reflected in the graph because the 1% CDSC for the Class C Shares is imposed on proceeds redeemed within 1 year of the purchase date. The CDSC may be waived or reduced under certain circumstances. All dividends and distributions are reinvested. This graph depicts the performance of The Hillman Focused Advantage Fund - Class C Shares (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.
--------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning Account Value      Ending Account Value     Expenses Paid During
Expense Example                                      July 18, 2006            September 30, 2006            Period*
----------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000.00                  $1,097.40                  $2.64
----------------------------------------------------------------------------------------------------------------------------
                                                Beginning Account Value      Ending Account Value     Expenses Paid During
                                                     April 1, 2006            September 30, 2006            Period**
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before
expenses)                                              $1,000.00                  $1,018.85                  $6.28
----------------------------------------------------------------------------------------------------------------------------

* Actual Expenses are equal to the Fund's annualized expense ratio 1.24% multiplied by the average account value over the period, multiplied by 74 days and divided by 365 (to reflect the number of days in the initial fiscal period). ** Hypothetical Expenses paid during the period are equal to the Fund's annualized expense ratio of 1.24% multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the six month period ending September 30, 2006).

The Hillman Focused Advantage Fund

Schedule of Investments


As of September 30, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                   Market Value                                                      Market Value
                                      Shares         (Note 1)                                            Shares        (Note 1)
-----------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCKS - 98.99%                                              Telecommunications - 14.50%
                                                                       AT&T Inc.                        115,000     $    3,744,400
Aerospace/Defense - 9.97%                                              Motorola, Inc.                   155,000          3,875,000
     Goodrich Corporation             95,000     $    3,849,400        Verizon Communications, Inc.     100,000          3,713,000
     The Boeing Corporation           50,000          3,942,500                                                     --------------
                                                 --------------                                                         11,332,400
                                                      7,791,900                                                     --------------
                                                 --------------     Transportation - 5.56%
Chemicals - 4.93%                                                      FedEx Corp.                       40,000          4,347,200
     E.I. du Pont de Nemours                                                                                        --------------
        Company                       90,000          3,855,600     Total Common Stocks (Cost $74,961,166)              77,383,650
                                                 --------------                                                     --------------

Computers - 10.37%                                                  INVESTMENT COMPANY - 0.78%
*    EMC Corporation                 340,000          4,073,200        Evergreen Institutional Money Market Fund
     Hewlett-Packard Company         110,000          4,035,900        (Cost $610,018)                  610,018            610,018
                                                 --------------                                                     --------------
                                                      8,109,100
                                                 --------------
Diversified Financial Services - 4.77%                              Total Investments
     Citigroup Inc.                   75,000          3,725,250        (Cost $75,571,184) - 99.77%                  $   77,993,668
                                                 --------------
                                                                    Other Assets Less Liabilities - 0.23%                  183,524
                                                                                                                    --------------
Electric - 4.65%
     American Electric Power                                        Net Assets - 100.00%                            $   78,177,192
        Company, Inc.                100,000          3,637,000                                                     ==============
                                                 --------------
                                                                    *Non-income producing investment.
Financial Services - 4.83%
     Allied Capital Corporation      125,000          3,776,250
                                                 --------------

Food - 4.94%
     Whole Foods Market, Inc.         65,000          3,862,950     Summary of Investments by Industry
                                                 --------------                                         % of Net           Market
                                                                    Industry                               Assets          Value
Healthcare - Services - 9.84%                                       ---------------------------------------------------------------
     Aetna Inc.                       95,000          3,757,250     Aerospace/Defense                       9.97%      $ 7,791,900
*    Laboratory Corporation of                                      Chemicals                               4.93%        3,855,600
        America Holdings              60,000          3,934,200     Computers                              10.37%        8,109,100
                                                 --------------     Diversified Financial Services          4.77%        3,725,250
                                                      7,691,450     Electric                                4.65%        3,637,000
                                                 --------------     Financial Services                      4.83%        3,776,250
Home Builders - 5.05%                                               Food                                    4.94%        3,862,950
     D.R. Horton, Inc.               165,000          3,951,750     Healthcare - Services                   9.84%        7,691,450
                                                 --------------     Home Builders                           5.05%        3,951,750
Miscellaneous Manufacturing - 4.97%                                 Investment Company                      0.78%          610,018
     General Electric Company        110,000          3,883,000     Miscellaneous Manufacturing             4.97%        3,883,000
                                                 --------------     Real Estate Investment Trust            4.84%        3,783,450
Real Estate Investment Trust - 4.84%                                Retail                                  9.77%        7,636,350
     Host Hotels & Resorts           165,000          3,783,450     Telecommunications                     14.50%       11,332,400
                                                 --------------     Transportation                          5.56%        4,347,200
Retail - 9.77%                                                      --------------------------------------------------------------
     OSI Restaurant Partners, Inc.   115,000          3,646,650     Total                                  99.77%     $ 77,993,668
     The Home Depot, Inc.            110,000          3,989,700
                                                 --------------
                                                      7,636,350
                                                 --------------



See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Assets and Liabilities

                                                                                              Advantage Equity     Focused Advantage
As of September 30, 2006                                                                           Fund                   Fund
------------------------------------------------------------------------------------------------------------------------------------

Assets:
    Investments, at cost .....................................................................      $19,795,266        $75,571,184
    Investments, at value (note 1) ...........................................................      $23,501,289        $77,993,668
    Cash .....................................................................................            4,491               --
    Receivables:
        Fund shares sold .....................................................................           55,102            170,264
        Dividends and Interest ...............................................................           25,450            102,136
    Prepaid expenses:
        Fund accounting fees .................................................................            4,500              4,500
        Compliance service fees ..............................................................              646                646
        Other expenses .......................................................................           38,890             53,849
                                                                                                    -----------        ------------
    Total Assets .............................................................................       23,630,368         78,325,063
                                                                                                    -----------        ------------
Liabilities:
    Payables:
        Fund shares repurchased ..............................................................           24,858             63,870
        Distributions ........................................................................            2,014             38,837
    Accrued expenses .........................................................................           26,877             36,323
    Due to affiliates:
        Advisor (note 2) .....................................................................               59              8,841
                                                                                                    -----------        ------------

    Total Liabilities ........................................................................           53,808            147,871
                                                                                                    -----------        ------------
Net Assets ...................................................................................      $23,576,560        $78,177,192
                                                                                                    ===========        ============
Net Assets Consist of:
    Capital ..................................................................................      $18,103,030        $70,155,473
    Undistributed net investment income ......................................................             --                6,219
    Undistributed net realized gain on investments ...........................................        1,767,507          5,593,016
    Net unrealized appreciation in investments ...............................................        3,706,023          2,422,484
                                                                                                    -----------        ------------

    Total Net Assets .........................................................................      $23,576,560        $78,177,192
                                                                                                    ===========        ===========
No Load Shares Outstanding, no par value
        (unlimited shares authorized) ........................................................        1,712,852          5,122,096
    Net Assets - No Load Shares ..............................................................      $23,543,734        $78,144,264
    Net Asset Value, Maximum Offering Price and Redemption Price Per Share ...................      $     13.75        $     15.26

Class A Shares Outstanding, no par value (unlimited shares authorized) .......................              794                717
    Net Assets - Class A Shares ..............................................................      $    10,942        $    10,976
    Net Asset Value and Redemption Price Per Share ...........................................      $ 13.79 (a)        $     15.31
    Maximum Offering Price Per Share (Net Asset Value / 0.9425) ..............................      $     14.63        $     16.24

Class B Shares Outstanding, no par value (unlimited shares authorized) .......................              792                716
    Net Assets - Class B Shares (b) ..........................................................      $    10,942        $    10,976
    Net Asset Value, Maximum Offering Price and Redemption Price Per Share ...................      $ 13.81 (a)        $     15.33

Class C Shares Outstanding, no par value (unlimited shares authorized) .......................              792                716
    Net Assets - Class C Shares (b) ..........................................................      $    10,942        $    10,976
    Net Asset Value, Maximum Offering Price and Redemption Price Per Share ...................      $ 13.81 (a)        $     15.33

(a) Due to rounding of shares outstanding, the Net Assets divided by shares does not equal the Net Asset Value per share.
(b) Class B and C shares have a contingent  deferred  sales charge (note 1).
See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Operations

                                                                                              Advantage Equity     Focused Advantage
For the fiscal year ended September 30, 2006                                                      Fund                   Fund
------------------------------------------------------------------------------------------------------------------------------------

Investment Income:
     Dividends .........................................................................        $   446,893           $ 1,849,177
     Interest ..........................................................................             31,219                  --
                                                                                                -----------           -----------
     Total Income ......................................................................            478,112             1,849,177
                                                                                                -----------           -----------

Expenses:
     Advisory fees (note 2) ............................................................            210,005               881,094
     Administration fees (note 2) ......................................................             26,251               100,609
     Transfer agent fees (note 2) ......................................................             21,000                31,498
     Registration and filing administration fees (note 2) ..............................             11,961                11,986
     Fund accounting fees (note 2) .....................................................             34,544                41,291
     Compliance services fees (note 2) .................................................              7,750                 7,750
     Custody fees (note 2) .............................................................              5,560                29,064
     Distribution and services fees - No Load Shares (note 3) ..........................             51,138               215,474
     Other accounting fees (note 2) ....................................................                 46                  --
     Legal fees ........................................................................             15,604                16,794
     Audit and tax preparation fees ....................................................             15,145                14,145
     Registration and filing expenses ..................................................             20,836                34,314
     Shareholder servicing expenses ....................................................              2,983                15,158
     Printing expenses .................................................................              1,246                 5,913
     Trustees' fees and meeting expenses ...............................................              4,192                 4,215
     Securities pricing fees ...........................................................              4,382                 1,761
     Other operating expenses ..........................................................              9,767                17,945
                                                                                                -----------           -----------

     Total Expenses ....................................................................            442,410             1,429,011
                                                                                                -----------           -----------

     Advisory fees waived (note 2) .....................................................           (103,473)              (85,017)
     Administration fees waived (note 2) ...............................................               (959)                 --
                                                                                                -----------           -----------

     Net Expenses ......................................................................            337,978             1,343,994
                                                                                                -----------           -----------

Net Investment Income ..................................................................            140,134               505,183
                                                                                                -----------           -----------

Net Realized and Unrealized Gain (Loss) from Investments:
     Net realized gain from:
         Investments ...................................................................          1,767,879             5,812,827
         Capital gain distributions from other investment companies ....................             27,760                30,500
     Change in unrealized appreciation on investments ..................................            144,350            (2,164,093)
                                                                                                -----------           -----------
Net Realized and Unrealized Gain on Investments ........................................          1,939,989             3,679,234
                                                                                                -----------           -----------

Net Increase in Net Assets Resulting from Operations ...................................        $ 2,080,123           $ 4,184,417
                                                                                                ===========           ===========








See Notes to Financial Statements

Hillman Capital Management Funds

Statements of Changes in Net Assets

                                                                    Advantage Equity Fund             Focused Advantage Fund
For the fiscal years ended September 30,                             2006             2005            2006               2005
--------------------------------------------------------------------------------------------------------------------------------

Operations:
      Net investment income ..................................   $    140,134    $    150,575    $    505,183    $      7,988
      Net realized gain from investment transactions .........      1,767,879         304,323       5,812,827       2,090,551
      Capital gain distributions from other
        investment companies .................................         27,760          37,489          30,500            --
      Change in unrealized appreciation on investments........        144,350       1,704,000      (2,164,093)      2,892,020
                                                                 ------------    ------------    ------------    ------------
 Net Increase in Net Assets Resulting from Operations........       2,080,123       2,196,387       4,184,417       4,990,559
                                                                 ------------    ------------    ------------    ------------

Distributions to Shareholders: (note 5)
      Net investment income - No Load Shares .................       (251,827)       (150,140)       (506,930)        (10,478)
      Net investment income - Class A Shares .................            (16)           --               (14)           --
      Net realized gain from investment transactions -
        No Load Shares .......................................       (261,624)       (283,131)     (2,294,247)           --
                                                                 ------------    ------------    ------------    ------------

 Decrease in Net Assets Resulting from Distributions .........       (513,467)       (433,271)     (2,801,191)        (10,478)
                                                                 ------------    ------------    ------------    ------------
Capital Share Transactions: (note 6)
      No Load Shares
        Shares sold ..........................................      3,860,040       3,932,673      76,442,383      63,962,401
        Reinvested dividends and distributions ...............        509,863         432,872       2,603,468          10,240
        Shares repurchased ...................................     (2,453,740)     (1,418,516)    (67,461,663)    (15,623,836)
      Class A Shares
        Shares sold ..........................................         10,000            --            10,000            --
        Reinvested dividends and distributions ...............             16            --                14            --
        Shares repurchased ...................................           --              --              --              --
      Class B Shares
        Shares sold ..........................................         10,000            --            10,000            --
        Reinvested dividends and distributions ...............           --              --              --              --
        Shares repurchased ...................................           --              --              --              --
      Class C Shares
        Shares sold ..........................................         10,000            --            10,000            --
        Reinvested dividends and distributions ...............           --              --              --              --
        Shares repurchased ...................................           --              --              --              --
                                                                 ------------    ------------    ------------    ------------

 Increase from Capital Share Transactions ....................      1,946,179       2,947,029      11,614,202      48,348,805
                                                                 ------------    ------------    ------------    ------------

 Net Increase in Net Assets ..................................      3,512,835       4,710,145      12,997,428      53,328,886

 Net Assets:
      Beginning of year ......................................     20,063,725      15,353,580      65,179,764      11,850,878
                                                                 ------------    ------------    ------------    ------------

      End of year ............................................   $ 23,576,560    $ 20,063,725    $ 78,177,192    $ 65,179,764
                                                                 ============    ============    ============    ============

Undistributed Net Investment Income ..........................   $       --      $     83,578    $      6,219    $      7,980

Hillman Capital Management Funds

Financial Highlights

For a share outstanding during the                                               Advantage Equity Fund No Load
fiscal years ended September 30,                                  2006         2005        2004           2003          2002
---------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year ........................   $   12.76     $    11.56     $    10.25     $     8.51     $    8.77
                                                              ---------     ----------     ----------     ----------     ---------
Income from Investment Operations:
      Net investment income ...............................        0.08           0.09           0.13           0.14          0.10
      Net realized and unrealized gain (loss) on securities        1.23           1.40           1.27           1.83         (0.25)
                                                              ---------     ----------     ----------     ----------     ---------

Total from Investment Operations ..........................        1.31           1.49           1.40           1.97         (0.15)
                                                              ---------     ----------     ----------     ----------     ---------
Less Distributions:
      Dividends (from net investment income) ..............       (0.15)         (0.10)         (0.09)         (0.15)        (0.11)
      Distributions (from capital gains) ..................       (0.17)         (0.19)           --           (0.08)         --
                                                              ---------     ----------     ----------     ----------     ---------

Total Distributions .......................................       (0.32)         (0.29)         (0.09)         (0.23)        (0.11)
                                                              ---------     ----------     ----------     ----------     ---------

Net Asset Value, End of Year ..............................   $   13.75     $    12.76     $    11.56     $    10.25     $    8.51
                                                              =========     ==========     ==========     ==========     =========

Total Return ..............................................       10.41%         13.02%         13.63%         23.46%        (1.56)%
Net Assets, End of Year (in thousands) ....................   $  23,544     $   20,064     $   15,354     $   11,754     $   6,288
Average Net Assets for the Year (in thousands) ............   $  20,994     $   18,682     $   14,244     $    8,448     $   6,715
Ratio of Gross Expenses to Average Net Assets (a) .........        2.11%          2.18%          2.24%          2.61%         2.83%
Ratio of Net Expenses to Average Net Assets (a) ...........        1.61%          1.75%          1.75%          1.83%         1.80%
Ratio of Net Investment
      Income to Average Net Assets ........................        0.67%          0.81%          1.15%          1.62%         1.11%
Portfolio Turnover Rate ...................................       38.18%         12.11%         17.14%         19.71%        40.37%


                                                                                                     Advantage Equity Fund
For a share outstanding during the                                                           Class A        Class B        Class C
period ended September 30,                                                                   2006 (b)       2006 (b)      2006 (b)
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ....................................................     $   12.62    $   12.62   $   12.62
                                                                                              ---------    ---------   ---------
Income from Investment Operations:
      Net investment income .............................................................          0.02         0.02        0.02
      Net realized and unrealized gain on securities ....................................          1.17         1.17        1.17
                                                                                              ---------    ---------   ---------

Total from Investment Operations ........................................................          1.19         1.19        1.19
                                                                                              ---------    ---------   ---------
Less Distributions:
      Dividends (from net investment income) ............................................         (0.02)         --          --
                                                                                              ---------    ---------   ---------

Total Distributions .....................................................................         (0.02)         --          --
                                                                                              ---------    ---------   ---------

Net Asset Value, End of Period ..........................................................     $   13.79    $   13.81   $   13.81
                                                                                              =========    =========   =========

Total Return (d) ........................................................................          9.43%        9.43%       9.43%
Net Assets, End of Period (in thousands) ................................................     $      11       $   11      $   11
Average Net Assets for the Period (in thousands) ........................................     $      10       $   10      $   10
Ratio of Gross Expenses to Average Net Assets (a)(c) ....................................          2.23%        2.23%       2.23%
Ratio of Net Expenses to Average Net Assets (a)(c) ......................................          1.24%        1.24%       1.24%
Ratio of Net Investment
      Income to Average Net Assets (c) ..................................................          0.91%        0.91%       0.91%
Portfolio Turnover Rate .................................................................         38.18%       38.18%      38.18%

(a) The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).
(b) For the  period  from July 18,  2006 (Date of Initial  Public  Offering)  to
September 30, 2006.
(c) Annualized.
(d) Total return does not reflect payment of sales charge.

See Notes to Financial Statements                                                                                       (Continued)

Hillman Capital Management Funds

Financial Highlights

For a share outstanding during the                                                   Focused Advantage Fund No Load
fiscal years ended September 30,                                  2006         2005        2004           2003          2002
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year ........................   $    14.73     $    11.82     $     9.63     $    6.55     $    7.51
                                                              ----------     ----------     ----------     ---------     ---------
Income from Investment Operations:
      Net investment income (loss) ........................         0.09            --            0.03          0.04         (0.04)
      Net realized and unrealized gain (loss) on securities         0.95           2.92           2.17          3.08         (0.92)
                                                              ----------     ----------     ----------     ---------     ---------

Total from Investment Operations ..........................         1.04           2.92           2.20          3.12         (0.96)
                                                              ----------     ----------     ----------     ---------     ---------

Less Distributions:
      Dividends (from net investment income) ..............        (0.09)         (0.01)         (0.01)        (0.04)          --
      Distributions (from capital gains) ..................        (0.42)           --             --            --            --
                                                              ----------     ----------     ----------     ---------     ---------

Total Distributions .......................................        (0.51)         (0.01)         (0.01)        (0.04)          --
                                                              ----------     ----------     ----------     ---------     ---------

Net Asset Value, End of Year ..............................   $    15.26     $    14.73     $    11.82     $    9.63     $    6.55
                                                              ==========     ==========     ==========     =========     =========

Total Return ..............................................         7.15%         24.69%         22.82%        47.60%       (12.67)%
Net Assets, End of Year (in thousands) ....................   $   78,144     $   65,180     $   11,851     $   5,157     $   2,977
Average Net Assets for the Year (in thousands) ............   $   88,103     $   32,265     $    8,329     $   3,879     $   3,628
Ratio of Gross Expenses to Average Net Assets (a) .........         1.62%          1.89%          2.58%         3.93%         4.06%
Ratio of Net Expenses to Average Net Assets (a) ...........         1.53%          1.75%          1.75%         2.10%         2.12%
Ratio of Net Investment
      Income (Loss) to Average Net Assets .................         0.57%          0.02%          0.39%         0.53%        (0.46%)
Portfolio Turnover Rate ...................................        43.27%         39.94%         37.80%        41.37%        67.29%


                                                                                              Focused Advantage Fund
For a share outstanding during the                                                  Class A          Class B          Class C
period ended September 30,                                                          2006 (b)          2006 (b)        2006 (b)
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period .....................................       $   13.97           $   13.97          $   13.97
                                                                                 ---------           ---------          ---------
Income from Investment Operations:
      Net investment income ..............................................            0.03                0.03               0.03
      Net realized and unrealized gain on securities .....................            1.33                1.33               1.33
                                                                                 ---------           ---------          ---------

Total from Investment Operations .........................................            1.36                1.36               1.36
                                                                                 ---------           ---------          ---------
Less Distributions:
      Dividends (from net investment income) .............................           (0.02)                --                 --
                                                                                 ---------           ---------          ---------

Total Distributions ......................................................           (0.02)                --                 --
                                                                                 ---------           ---------          ---------

Net Asset Value, End of Period ...........................................       $   15.31           $   15.33          $   15.33
                                                                                 =========           =========          =========
Total Return (d) .........................................................            9.74%               9.74%              9.74%
Net Assets, End of Period (in thousands) .................................       $      11           $      11          $      11
Average Net Assets for the Period (in thousands) .........................       $      10           $      10          $      10
Ratio of Gross Expenses to Average Net Assets (a)(c) .....................            1.58%               1.58%              1.58%
Ratio of Net Expenses to Average Net Assets (a)(c) .......................            1.24%               1.24%              1.24%
Ratio of Net Investment
      Income to Average Net Assets (c) ...................................            0.93%               0.93%              0.93%
Portfolio Turnover Rate ..................................................           43.27%              43.27%             43.27%

(a) The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).
(b) For the  period  from July 18,  2006 (Date of Initial  Public  Offering)  to
September 30, 2006.
(c) Annualized.
(d) Total return does not reflect payment of sales charge.

See Notes to Financial Statements

Hillman Capital Management Funds

Notes to Financial Statements
________________________________________________________________________________

1.    Organization   and   Significant    are subject to distribution  plan fees
Accounting Policies                       as described in Note 3. Class B shares
                                          automatically  convert  into  Class  A
The  Hillman  Advantage  Equity  Fund,    shares after eight years,  and Class C
formerly known as The Hillman Total shares are automatically converted Return Fund, and The Hillman Focused into the No Load shares after ten
Advantage Fund,  formerly known as The    years.
Hillman    Aggressive   Equity   Fund,
(collectively the "Funds" and The following accounting policies have individually a "Fund") are series been consistently followed by the funds. The Funds are part of the Funds and are in conformity with Hillman Capital Management Investment accounting principles generally Trust (the "Trust"), which was accepted in the United States of organized as a Delaware Business America in the investment company
Statutory   Trust  and  is  registered    industry.
under the  Investment  Company  Act of
1940, (the "1940 Act"), as amended, as    Investment Valuation
an  open-ended  management  investment    The Funds'  investments  in securities
company.                                  are   carried  at  value.   Securities
                                          listed on an  exchange  or quoted on a
The  Hillman   Advantage  Equity  Fund    national  market  system are valued at
("Advantage Equity Fund") commenced the last sales price as of 4:00 p.m. operations on December 29, 2000. The Eastern Time. Securities traded in the investment objective of the Fund is to NASDAQ over-the-counter market are seek maximum total return through a generally valued at the NASDAQ
combination   of   long-term   capital    Official    Closing    Price.    Other
appreciation and current income.          securities      traded      in     the
                                          over-the-counter   market  and  listed
The  Hillman  Focused  Advantage  Fund    securities   for  which  no  sale  was
("Focused Advantage Fund") commenced reported on that date are valued at operations on December 29, 2000. The the most recent bid price. Securities investment objective of the Fund is to and assets for which representative seek long-term capital appreciation. market quotations are not readily
                                          available    or   which    cannot   be
The Board of Trustees of the Trust accurately valued using the Funds' (the "Trustees") approved, on February normal pricing procedures are valued 14, 2006, a plan to authorize three at fair value as determined in good new classes of shares for both Funds faith under policies approved by the
designated as Class A Shares,  Class B    Trustees.  Fair value  pricing  may be
Shares,  and Class C  Shares.  On July    used, for example, in situations where
18, 2006, the Class A Shares, Class B (i) a portfolio security is so thinly Shares, and Class C Shares became traded that there have been no effective. The Funds currently have an transactions for that security over an unlimited number of authorized shares, extended period of time; (ii) the which are divided into four classes - exchange on which the portfolio No Load Shares, Class A Shares, Class security is principally traded closes
B Shares, and Class C Shares.             early;   or  (iii)   trading   of  the
                                          portfolio  security  is halted  during
Each class of shares has equal rights the day and does not resume prior to as to assets of the Fund, and the the Funds' net asset value classes are identical except for calculation. A portfolio security's differences in their sales charge "fair value" price may differ from the structures and ongoing distribution price next available for that and service fees. Income, expenses portfolio security using the Funds' (other than distribution and service normal pricing procedures. Instruments fees), and realized and unrealized with maturities of 60 days or less are gains or losses on investments are valued at amortized cost, which
allocated  to  each  class  of  shares    approximates market value.
based upon its  relative  net  assets.
All   classes    have   equal   voting    Investment Transactions and Investment
privileges,   except  where  otherwise    Income
required by law or when the Trustees Investment transactions are accounted determine that the matter to be voted for as of the date purchased or sold on affects only the interests of the (trade date). Dividend income is shareholders of a particular class. recorded on the ex-dividend date. The Funds' Class B and Class C shares Certain dividends from foreign are sold without an initial sales securities will be recorded as soon as charge; however, they are subject to a the Trust is informed of the dividend contingent deferred sales charge. if such information is obtained Class B shares are charged at the rate subsequent to the ex-dividend date. of 5% in the first year and declining Interest income is recorded on the
to 0%  over  a  six-year  period,  and    accrual     basis     and     includes
Class  C  shares  at a  rate  of 1% if    amortization    of    discounts    and
redeemed in the first  year,  which is    premiums.   Gains   and   losses   are
payable  to  the  Distributor  of  the    determined  on  the  identified   cost
Trust. Class A shares are sold with an    basis,  which is the same  basis  used
initial sales charge of up to 5.75% of    for federal income tax purposes.
the  amount  invested.  The  No  Load,
Class A,  Class B, and  Class C shares    Expenses
                                          The  Funds  bear   expenses   incurred
                                          specifically  on their  behalf as well
                                          as  a   portion   of   general   trust
                                          expenses,    which    are    allocated

                                                                   (Continued)

Hillman Capital Management Funds

Notes to Financial Statements
________________________________________________________________________________

according to methods reviewed annually    procure and pay the custodian for each
by the Trustees.                          Fund, additional compensation for fund
                                          accounting and recordkeeping services,
Dividend Distributions                    and   additional    compensation   for
The Funds may declare and distribute certain costs involved with the daily dividends from net investment income valuation of securities and as (if any) at the end of each calendar reimbursement for out-of-pocket quarter. Distributions from capital expenses. A breakdown of these fees is gains (if any) are generally declared provided in the following schedule.
and distributed annually.                 The   Administrator   has  voluntarily
                                          waived a  portion  of its fees for the
Estimates                                 fiscal year ended  September 30, 2006.
The preparation of financial There can be no assurance that the statements in conformity with foregoing voluntary waiver will
accounting     principles    generally    continue in the future.
accepted  in  the  United   States  of
America  requires  management  to make    Compliance Services
estimates and assumptions that affect Nottingham Compliance Services, LLC, a the amount of assets, liabilities, fully owned affiliate of The expenses and revenues reported in the Nottingham Company, provides services financial statements. Actual results which assist the Trust's Chief
could differ from those estimates.        Compliance  Officer in monitoring  and
                                          testing the policies and procedures of
Federal Income Taxes                      the   Trust   in   conjunction    with
No provision for income taxes is requirements under Rule 38a-1 of the included in the accompanying financial Securities and Exchange Commission. It statements, as the Funds intend to receives compensation for this service
distribute to shareholders all taxable    at an annual rate of $7,750 per Fund.
investment  income and realized  gains
and otherwise comply with Subchapter M    Transfer Agent
of   the    Internal    Revenue   Code    North Carolina  Shareholder  Services,
applicable  to  regulated   investment    LLC   ("Transfer   Agent")  serves  as
companies.                                transfer,    dividend   paying,    and
                                          shareholder  servicing  agent  for the
2. Transactions with Affiliates           Funds.  It receives  compensation  for
                                          its   services   based  upon  $15  per
Advisor                                   shareholder  per  year,  subject  to a
The Funds pay a monthly advisory fee minimum fee of $1,750 per month per to Hillman Capital Management, Inc. Fund, plus $500 per month for each
(the "Advisor") based upon the average    additional class of shares.
daily  net  assets  of each  Fund  and
calculated   at  the  annual  rate  of    Distributor
1.00%. For the year ended September Capital Investment Group, Inc. (the 30, 2006, the Advisor has voluntarily "Distributor") serves as the Fund's waived a portion of these fees in the principal underwriter and distributor. amounts of $103,473 and $85,017 for The Distributor receives any sales the Advantage Equity Fund and the charges imposed on purchases of shares Focused Advantage Fund, respectively. and re-allocates a portion of such charges  to dealers  through  whom the
Administrator                             sale was made,  if any. For the fiscal
Each Fund pays a monthly year ended September 30, 2006, the administration fee to The Nottingham Distributor retained no sales charges. Company (the "Administrator") based upon the average daily net assets of Certain Trustees and officers of the each Fund and calculated at the annual Trust are also officers of the
rates  as   shown  in  the   following    Advisor,   the   Distributor   or  the
schedule which is subject to a minimum    Administrator.
of $2,000  per  month  per  Fund.  The
Administrator  also  receives a fee to

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Fund Accounting
    Administration Fees (1)(2)                   Custody Fees (3)           Fund               Asset Based
------------------------------------        ---------------------------   Accounting                                    Blue Sky
       Average           Annual           Average            Annual          Fees         Average Net      Annual    Administration
      Net Assets          Rate          Net Assets            Rate         (monthly)         Assets         Rate      Fees (annual)
------------------------------------------------------------------------------------------------------------------------------------
First $50 million         0.125%     First $100 million      0.020%        $2,250        All Assets       0.01%       $150 per state
Next $50 million          0.100%     Over $100 million       0.009%       $750 (4)
Over $100 million         0.075%
------------------------------------------------------------------------------------------------------------------------------------

(1) The Administrator waived administration fees for the Advantage Equity Fund in the amount of $959 for the fiscal year ended September 30, 2006.
(2) Subject to a minimum  fee of $2,000 per month
(3) Subject to a minimum fee of $400 per month
(4) For each additional class.

                                                                                                                    (Continued)

Hillman Capital Management Funds

Notes to Financial Statements
________________________________________________________________________________

Distribution and Service Fees

The Trustees,  including a majority of    of    long-term    U.S.     Government
the Trustees  who are not  "interested    Obligations  in the amount of $529,531
persons" (as defined in the 1940 Act),    in The Hillman  Advantage  Equity Fund
of the Trust adopted  distribution and    only  for  the   fiscal   year   ended
service  plans  pursuant to Rule 12b-1    September 30, 2006.
of  the   1940   Act   (the   "Plans")
applicable  to  the  No  Load  Shares,    5. Federal Income Tax
Class A Shares,  Class B  Shares,  and
Class C Shares. The 1940 Act regulates    The tax components of capital shown in
the   manner  in  which  a   regulated    Table 1  represent:  (1)  distribution
investment company may assume costs of    requirements  the Funds  must  satisfy
distributing  and  promoting the sales    under the income tax regulations,  and
of its  shares  and  servicing  of its    (2)   unrealized    appreciation    or
shareholder   accounts.    The   Plans    depreciation    of   investments   for
provide   that  the  Fund  may   incur    federal  income  tax  purposes  as  of
certain  costs,  which may not  exceed    September 30, 2006.
0.25% per annum of the  average  daily
net  assets of the No Load  Shares and    Other  book  tax  differences  in  the
Class A Shares  or 1.00%  per annum of    current  year  primarily   consist  of
the  average  daily net  assets of the    adjustments  due to  reclassifications
Class B Shares  or Class C Shares  for    of income received from investments in
each  year   elapsed   subsequent   to    real  estate   investment  trusts  and
adoption of the Plans,  for payment to    different  book and tax  treatment  of
the  Distributor  and others for items    short-term capital gains.
such as advertising expenses,  selling
expenses,   commissions,   travel,  or     ----------------------------------------------------------
other expenses  reasonably intended to     Table 1                 Undistributed
result  in  sales  of No Load  Shares,                             ----------------
Class A Shares,  Class B  Shares,  and     ----------------------------------------------------------
Class C Shares in the Funds or support     Fund              Ordinary    Long-Term       Net Tax
servicing     of    those     classes'                        Income   Capital Gains  Appreciation
shareholder  accounts.  See the  table     ----------------------------------------------------------
below for a breakout of the 12b-1 fees     Advantage Equity  $139,192      $1,628,315     $3,706,023
incurred for the Advantage Equity Fund     ----------------------------------------------------------
and the Focused Advantage Fund for the     Focused          $1,008,783     $4,778,775      $2,234,161
fiscal year ended September 30, 2006.      Advantage
                                           ----------------------------------------------------------
----------------------------------------------------------
                           12b-1 fees incurred              As a result of  permanent  differences
----------------------------------------------------------  between the  financial  statement  and
Fund              No Load    Class A   Class B   Class C    income tax reporting requirements, the
                  Shares      Shares    Shares    Shares    following   reclassifications,   shown
----------------------------------------------------------  below in Table  2,  were  made for the
Advantage Equity  $51,138       $ -       $ -       $ -     year ended  September 30, 2006.  These
----------------------------------------------------------  reclassifications had no effect on the
Focused          $215,474       $ -       $ -       $ -     net  assets or the net asset  value of
Advantage                                                   the Funds.
----------------------------------------------------------
                                            ------------------------------------------------------
4.  Purchases  and Sales of Investment      Table 2                     Increase (Decrease) in
Securities                                                                 -----------------
                                                                            Undistributed
For the fiscal  year  ended  September      Fund                           Net        Net Realized
30,   2006  the   aggregate   cost  of                        Paid-in   Investment       Gain on
purchases  and proceeds  from sales of                        Capital    Income       Investments
investment    securities    (excluding      ------------------------------------------------------
short-term    securities)    were   as      Advantage Equity    $ -       $28,131        ($28,131)
follows:                                    ------------------------------------------------------
                                            Focused             $ -        $ -             $ -
                                            Advantage
                                            ------------------------------------------------------
-----------------------------------------------
                                 Proceeds from     The aggregate cost of investments  and
                   Purchases of   Sales of         the    composition    of    unrealized
 Fund               Securities    Securities       appreciation   and   depreciation   of
-----------------------------------------------    investment   securities   for  federal
Advantage Equity    $11,175,785     $7,024,247     income tax  purposes  as of  September
-----------------------------------------------    30,  2006 are  noted on the  following
Focused Advantage   $47,349,404    $37,027,979     page,   in  Table   3.   The   primary
-----------------------------------------------    difference   between   book   and  tax
                                                   appreciation    or   depreciation   of
There were no  purchases  of long-term             investments    is   wash   sale   loss
U.S. Government Obligations for either             deferrals.
Fund  during  the  fiscal  year  ended
September  30, 2006.  There were sales

                                                                                                                    (Continued)

Hillman Capital Management Funds

Notes to Financial Statements
________________________________________________________________________________


------------------------------------------------------------    -------------------------------------------------------
Table 3           Federal Tax       Aggregate Gross             For the year ended
                     Cost             Unrealized                September 30, 2006         Distributions from
------------------------------------------------------------    -------------------------------------------------------
Fund                           Appreciation    Depreciation     Fund                Ordinary Income  Long-Term Capital
------------------------------------------------------------                                               Gains
Advantage Equity  $19,795,266    $4,275,200       ($569,177)    -------------------------------------------------------
------------------------------------------------------------    Advantage Equity           $389,131            $124,336
Focused           $75,759,507    $6,792,561     ($4,558,400)    -------------------------------------------------------
Advantage                                                       Focused Advantage        $1,355,046          $1,446,145
------------------------------------------------------------    -------------------------------------------------------

The    amount   of    dividends    and                          -------------------------------------------------------
distributions   from  net   investment                          For the  year ended        Distributions from
income and net realized  capital gains                          September 30, 2005
are  determined  in  accordance   with                          -------------------------------------------------------
federal income tax  regulations  which                          Fund                Ordinary Income  Long-Term Capital
may differ from accounting  principles                                                                     Gains
generally   accepted   in  the  United                          -------------------------------------------------------
States of America.  These  differences                          Advantage Equity           $150,140            $283,131
are due to  differing  treatments  for                          -------------------------------------------------------
items  such as net  short-term  gains,                          Focused Advantage           $10,478              $ -
deferral  of  wash  sale  losses,  net                          -------------------------------------------------------
investment  losses  and  capital  loss
carry-forwards.  Permanent differences
such as tax returns of capital and net
investment  losses,  if any,  would be
reclassified against capital.


6. Capital Share Transactions

----------------------------------------------------------------------------------------------------------------------------------
For the fiscal years or period ended                                             Advantage Equity Fund
September 30,
                                                                                           Class A       Class B       Class C
                                                               No Load Shares              Shares        Shares         Shares
                                                      ---------------------------------- ------------ -------------- -------------
                                                           2006              2005         2006 (1)      2006 (1)       2006 (1)
---------------------------------------------------------------------- ----------------- ------------ -------------- -------------
Transactions in Fund Shares
       Shares sold                                        288,671           323,550          793            792           792
       Reinvested distributions                            38,825            35,269            1              -             -
       Shares repurchased                               (187,293)         (114,562)            -              -             -
Net Increase in Capital Shares Transactions               140,203           244,257          794            792           792
Shares Outstanding, Beginning of Period                 1,572,649         1,328,392            -              -             -
Shares Outstanding, End of Period                       1,712,852         1,572,649          794            792           792
---------------------------------------------------------------------- ----------------- ------------ -------------- -------------
(1) For the period from July 18, 2006 (Date of Initial Public Offering) to September 30, 2006.

-----------------------------------------------------------------------------------------------------------------------------------
For the fiscal years or period ended                                                 Focused Advantage Fund
September 30,
                                                                                          Class A       Class B       Class C
                                                               No Load Shares              Shares        Shares         Shares
                                                      ---------------------------------- ------------ -------------- -------------
                                                           2006              2005         2006 (1)      2006 (1)       2006 (1)
---------------------------------------------------------------------- ----------------- ------------ -------------- -------------
Transactions in Fund Shares
       Shares sold                                      5,099,562         4,506,830          716            716           716
       Reinvested distributions                           174,545               769            1              -             -
       Shares repurchased                             (4,577,945)       (1,804,636)            -              -             -
Net Increase in Capital Shares Transactions               696,162         3,422,963          717            716           716
Shares Outstanding, Beginning of Period                 4,425,934         1,002,971            -              -             -
Shares Outstanding, End of Period                       5,122,096         4,425,934          717            716           716
---------------------------------------------------------------------- ----------------- ------------ -------------- -------------
(1) For the period from July 18, 2006 (Date of Initial Public  Offering) to September 30, 2006.

                                                                                                                (Continued)

Hillman Capital Management Funds

Additional Information (Unaudited)
________________________________________________________________________________



7.  Change in  Independent  Registered    2006,  the  Funds do not  believe  the
    Public Accounting Firm                adoption  of SFAS No. 157 will  impact
                                          the amounts  reported in the financial
On  December  14,  2004,  the Board of    statements,     however,    additional
Trustees engaged Briggs, Bunting & disclosures may be required about the Dougherty, LLP ("BBD") as its new inputs used to develop the independent registered public measurements and the effect of certain accounting firm. At no time preceding of the measurements reported on the the engagement of BBD did the Funds statement of changes in net assets for
consult the firm regarding  either (i)    a fiscal period.
the    application    of    accounting
principles to a specified transaction, On July 13, 2006, the Financial either completed or proposed, or the Accounting Standards Board (FASB)
type of audit  opinion  that  might be    released  FASB  Interpretation  No. 48
rendered on the Funds' financial "Accounting for Uncertainty in Income statements, or (ii) any matter that Taxes" (FIN 48). FIN 48 provides was either subject of a disagreement guidance for how uncertain tax or a reportable event, as such terms positions should be recognized,
are defined in Item 304 of  Regulation    measured,  presented  and disclosed in
S-K.                                      the  financial   statements.   FIN  48
                                          requires   the   evaluation   of   tax
Prior to this date,  Deloitte & Touche    positions  taken  or  expected  to  be
LLP   ("Deloitte")   served   as   the    taken in the course of  preparing  the
independent registered public Fund's tax returns to determine accounting firm for the Trust and whether the tax positions are issued reports on the Funds' financial "more-likely-than-not" of being statements as of September 30, 2004 sustained by the applicable tax and 2003. Such reports did not contain authority. Tax positions not deemed to an adverse opinion or a disclaimer of meet the more-likely-than-not opinion, nor were they qualified or threshold would be recorded as a tax
modified  as  to  uncertainty,   audit    benefit  or  expense  in  the  current
scope, or accounting principles.          year.  Adoption  of FIN 48 is required
                                          for  fiscal  years   beginning   after
At no time preceding the removal of December 15, 2006 and is to be applied Deloitte were there any disagreements to all open tax years as of the with Deloitte on any matter of effective date. At this time,
accounting  principles  or  practices,    management    is    evaluating     the
financial statement disclosure, or implications of FIN 48. Although not auditing scope or procedure, which yet determined, management does not
disagreements,  if not resolved to the    expect  FIN  48  to  have  a  material
satisfaction  of Deloitte,  would have    impact on the financial statements.
caused  it to  make  reference  to the
subject matter of the disagreements in    9. Commitments and Contingencies
connection with its report. At no time
preceding the removal of Deloitte did Under the Trust's organizational any of the events enumerated in documents, its officers and Trustees
paragraphs  (1)(v)(A)  through  (D) of    are   indemnified    against   certain
Item 304(a) of Regulation S-K occur.      liabilities   arising   out   of   the
                                          performance  of  their  duties  to the
8. New Accounting Pronouncements          Funds.  In  addition,  in  the  normal
                                          course of business,  the Funds entered
In September 2006, the Financial into contracts with their vendors and Accounting Standards Board (FASB) others that provide for general
issued    Statement    on    Financial    indemnifications.  The Funds'  maximum
Accounting Standards (SFAS) No. 157, exposure under these arrangements is "Fair Value Measurements". This unknown, as this would involve future standard establishes a single claims that may be made against the
authoritative   definition   of   fair    Funds.  The Funds  expect that risk of
value,   sets  out  a  framework   for    loss to be remote.
measuring   fair  value  and  requires
additional disclosure about fair value
measurements.  SFAS No. 157 applies to
fair   value   measurements    already
required  or   permitted  by  existing
standards.  SFAS No. 157 is  effective
for  financial  statements  issued for
fiscal years  beginning after November
15,  2007 and interim  periods  within
those  fiscal  years.  The  changes to
current generally accepted  accounting
principles  from  the  application  of
this    Statement    relate   to   the
definition of fair value,  the methods
used to measure  fair  value,  and the
expanded  disclosures about fair value
measurements.   As  of  September  30,

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Trustees of
Hillman Capital Management Investment Trust and Shareholders of The Hillman Advantage Equity Fund and The Hillman Focused Advantage Fund


We have audited the accompanying statements of assets and liabilities of The Hillman Advantage Equity Fund and The Hillman Focused Advantage Fund, each a series of shares of Hillman Capital Management Investment Trust, including the schedules of investments, as of September 30, 2006, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years ended September 30, 2004 were audited by other auditors whose report dated November 2, 2004 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Hillman Advantage Equity Fund and The Hillman Focused Advantage Fund as of September 30, 2006, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



                                  /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                  BRIGGS, BUNTING & DOUGHERTY, LLP


Philadelphia, Pennsylvania
November 3, 2006

Hillman Capital Management Funds

Additional Information (Unaudited)
________________________________________________________________________________


1. Proxy  Voting  Policies  and Voting    earned    during   the   fiscal   year
   Record                                 represent qualifying dividends.

A copy of the Trust's Proxy Voting and Dividends and distributions received Disclosure Policy and the Advisor's by retirement plans such as IRAs, Proxy Voting and Disclosure Policy are Keogh-type plans and 403(b) plans need included as Appendix B to the Funds' not be reported as taxable income. Statement of Additional Information However, many retirement plans may and is available, without charge, upon need this information for their annual
request,  by  calling  1-800-773-3863.    information reporting.
Information  regarding  how the  Funds
voted  proxies  relating to  portfolio    4.  Information   about  Trustees  and
securities   during  the  most  recent        Officers
12-month  period  ended  June  30,  is
available (1) without charge, upon The business and affairs of the Funds request, by calling the Funds at the and the Trust are managed under the number above and (2) on the SEC's direction of the Trustees. Information
website at http://www.sec.gov.            concerning  the  Trustees and officers
                                          of the  Trust  and  Funds is set forth
2. Quarterly Portfolio Holdings           below.  Generally,  each  Trustee  and
                                          officer  serves an indefinite  term or
The Funds file their complete schedule until certain circumstances such as of portfolio holdings with the SEC for their resignation, death, or otherwise the first and third quarters of each as specified in the Trust's fiscal year on From N-Q. The Funds' organizational documents. Any Trustee Form N-Q are available on the SEC's may be removed at a meeting of website at http://www.sec.gov. You may shareholders by a vote meeting the review and make copies at the SEC's requirements of the Trust's
Public Reference Room in Washington, organizational documents. The D.C. You may also obtain copies after Statement of Additional Information of paying a duplicating fee by writing the Funds includes additional the SEC's Public Reference Section, information about the Trustees and Washington, D.C. 20549-0102 or by officers and is available, without
electronic          request         to    charge,  upon  request by calling  the
publicinfo@sec.gov,  or  is  available    Funds toll-free at 1-800-773-3863. The
without  charge,   upon  request,   by    address of each  Trustee and  officer,
calling the Funds at 1-800-773-3863. unless otherwise indicated below, is Information on the operation of the 116 South Franklin Street, Rocky Public Reference Room may be obtained Mount, North Carolina 27804. The
by calling the SEC at 202-942-8090.       Independent      Trustees     received
                                          aggregate   compensation   of   $5,700
3. Tax Information                        during the fiscal year ended September
                                          30,  2006  from  each  Fund for  their
We are  required  to advise you within    services  to the Funds and Trust.  The
60 days of the Funds' fiscal  year-end    Interested  Trustee and  officers  did
regarding the federal tax status of not receive compensation from the certain distributions received by Funds for their services to the Funds
shareholders  during each fiscal year.    and Trust.
The following  information is provided
for the  Funds'  fiscal  year  ending,
September 30, 2006.

During the fiscal year,  the Advantage
Equity Fund and Focused Advantage Fund
paid   a   long-term    capital   gain
distribution    of    $124,336,    and
$1,446,145, respectively.

Individual  shareholders  are eligible
for  reduced  tax  rates on  qualified
dividend  income.  For the purposes of
computing the  dividends  eligible for
reduced   tax   rates,   all   of  the
dividends   paid  by  the  funds  from
ordinary   income  earned  during  the
fiscal year are  considered  qualified
dividend income.

Corporate  shareholders may exclude up
to 70% of  qualifying  dividends.  For
the   purposes   of   computing   this
exclusion,  all of the dividends  paid
by  the  fund  from  ordinary   income


                                                                    (Continued)

Hillman Capital Management Funds

Additional Information (Unaudited)

________________________________________________________________________________

-------------------------- ------------ -------------- ------------------------------------- --------------- -----------------------
                                                                                               Number of
                                                                                             Portfolios in
                           Position(s)                                                        Fund Complex
       Name, Age,           held with     Length of          Principal Occupation(s)          Overseen by       Other Directorships
       and Address         Fund/Trust    Time Served           During Past 5 Years              Trustee           Held by Trustee
-------------------------- ------------ -------------- ------------------------------------- --------------- -----------------------
                                                INDEPENDENT TRUSTEES
-------------------------- ------------ -------------- ------------------------------------- --------------- -----------------------
Jack E. Brinson, 74        Trustee      Since 12/2000  Retired    since    January   2000;          2        Independent  Trustee of
                                                       Previously,    President,   Brinson                   the following - Gardner
                                                       Investment      Co.       (personal                   Lewis  Investment Trust
                                                       investments) and President, Brinson                   for the three series of
                                                       Chevrolet, Inc. (auto dealership).                    that     trust;     The
                                                                                                             Nottingham   Investment
                                                                                                             Trust  II for  the  six
                                                                                                             series  of that  trust;
                                                                                                             New          Providence
                                                                                                             Investment   Trust  for
                                                                                                             the one  series of that
                                                                                                             trust;    and    Tilson
                                                                                                             Investment   Trust  for
                                                                                                             the two  series of that
                                                                                                             trust  (all  registered
                                                                                                             investment companies)
-------------------------- ------------ -------------- ------------------------------------- --------------- -----------------------
Theo H. Pitt, Jr., 70      Trustee      Since 12/2000  Senior Partner, Community Financial         2         Independent  Trustee of
                           and                         Institutions    Consulting    (bank                   the following - Gardner
                           Chairman                    consulting)  since 1997 and Account                   Lewis  Investment Trust
                                                       Administrator,     Holden    Wealth                   for the three series of
                                                       Management    Group   of   Wachovia                   that trust;  and Tilson
                                                       Securities  (money management firm)                   Investment   Trust  for
                                                       since September 2003.                                 the two  series of that
                                                                                                             trust  (all  registered
                                                                                                             investment companies)
-------------------------- ------------ -------------- ------------------------------------- --------------- -----------------------
                                                INTERESTED TRUSTEE*
-------------------------- ------------ -------------- ------------------------------------- --------------- -----------------------
Mark A. Hillman, 44        Trustee      Trustee and    President,      Hillman     Capital         2                 None
7600 Wisconsin Avenue      and          President      Management,     Inc.    (investment
Suite 650                  President    since 12/2000  advisor to the Funds);  previously,
Bethesda, MD 20814         (Principal                  Chief Investment  Officer,  Menocal
                           Executive                   Capital      Management,       Inc.
                           Officer)                    (investment advisor).
-------------------------- ------------ -------------- ------------------------------------- --------------- -----------------------
* Basis of Interestedness.  Mr. Hillman is an Interested Trustee because he is an officer of Hillman Capital Management, Inc., the investment advisor to the Funds.
------------------------------------------------------------------------------------------------------------------------------------
                                                OTHER OFFICERS
-------------------------- ------------ -------------- ------------------------------------- --------------- -----------------------
Tracey L. Hendricks, 39**  Assistant    Since 12/2004  Chief  Financial   Officer  of  The         n/a               n/a
                           Secretary                   Nottingham  Company  (administrator
                                                       to the Funds)  since  August  2006;
                                                       and  Vice  President  of  Financial
                                                       Reporting, Tax, Internal Audit, and
                                                       Compliance   of   The    Nottingham
                                                       Company  since  2004;   previously,
                                                       Vice President of Special  Projects
                                                       of The Nottingham Company from 2001
                                                       to 2004.



-------------------------- ------------ -------------- ------------------------------------- --------------- -----------------------
Fletcher D. Perkins, 28    Treasurer    Since 12/2002  Analyst,       Hillman      Capital         n/a               n/a
7600 Wisconsin Avenue      (Principal                  Management,   Inc.,   since   2002;
Suite 650                  Financial                   Account Manager, Netivity Solutions
Bethesda, MD 20814         Officer)                    (computer   network  service)  from
                                                       January 2001 to October 2001.
-------------------------- ------------ -------------- ------------------------------------- --------------- -----------------------
C. Frank Watson III, 36    Chief        Since 5/2006   Manager,     Fairview    Investment         n/a               n/a
107 Glenwood Avenue        Compliance                  Services, LLC (investment services)
Raleigh, NC 27603          Officer                     since   June   2005;    previously,
                                                       President   and   Chief   Operating
                                                       Officer, The Nottingham Company.
-------------------------- ------------ -------------- ------------------------------------- --------------- -----------------------

                                                                                                                (Continued)

Hillman Capital Management Funds

Additional Information (Unaudited)

________________________________________________________________________________

-------------------------- ------------ -------------- ------------------------------------- --------------- -----------------------
Julian G. Winters, 37**    Secretary    Secretary      Vice      President  -  Compliance          n/a               n/a
                           and          since          Administration,   The  Nottingham
                           Assistant    12/2004;       Company.
                           Treasurer    Assistant
                                        Treasurer
                                        since
                                        12/2002
-------------------------- ------------ -------------- ------------------------------------- --------------- -----------------------
** Ms. Hendricks and Mr. Winters are sister-in-law and brother-in-law.
------------------------------------------------------------------------------------------------------------------------------------

                   (This page was intentionally left blank.)

The Hillman Capital Management
Mutual Funds are series of the
Hillman Capital Management Investment Trust








For Shareholder Service Inquiries:            For Investment Advisor Inquiries:

Documented:       Documented:

NC Shareholder Services                       Hillman Capital Management, Inc.
116 South Franklin Street                     7600 Wisconsin Ave
Post Office Drawer 4365                       Suite 650
Rocky Mount, North Carolina 27803             Bethesda, Maryland 20814

Toll-Free Telephone:                          Toll-Free Telephone:

1-800-773-3863                                1-800-773-3863

World Wide Web @:                             World Wide Web @:

nottinghamco.com                              hillmancapital.com





                                                HILLMAN
                                                CAPITAL MANAGEMENT

Item 2.  CODE OF ETHICS.


(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(c)      There have been no amendments during the period covered by this report.


(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.


(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to
         Item 12.(a)(1) below.





Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


(a)(1) The registrant's board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee.


(a)(2)   Not applicable.


(a)(3) The registrant believes that the registrant's current audit committee has sufficient knowledge and experience to meet its obligations as an audit committee of the registrant, but the registrant's Board of Trustees has determined that it would consider naming or finding a qualified candidate who meets the requirements of an audit committee financial expert should there be a need or desire to appoint such a person in the future.





Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - Audit fees billed for the registrant for the last two fiscal years are reflected in the table below. These amounts represent aggregate fees billed by the registrant's independent accountant, Briggs, Bunting & Dougherty, LLP ("Accountant"), in connection with the annual audits of the registrant's financial statements and for services normally provided by the Accountant in connection with the registrant's statutory and regulatory filings.

         ------------------------------------------------- --------------- -------------
                           Fund                                 2005           2006
         ------------------------------------------------- --------------- -------------
         The Hillman Focused Advantage Fund (formerly The     $11,500        $11,500
              Hillman Aggressive Equity Fund)
         ------------------------------------------------- --------------- -------------
         The Hillman Advantage Equity Fund (formerly The      $12,500        $12,500
              Hillman Total Return Fund)
         ------------------------------------------------- --------------- -------------

(b) Audit-Related Fees - There were no additional fees billed in the fiscal years ended September 30, 2005 and September 30, 2006 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees - The tax fees billed in each of the last two fiscal years for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of each fund's federal, state, and excise tax returns and assistance with distribution calculations.

         ------------------------------------------------- --------------- -------------
                           Fund                                 2005           2006
         ------------------------------------------------- --------------- -------------
         The Hillman Focused Advantage Fund                    $1,500         $2,000
         ------------------------------------------------- --------------- -------------
         The Hillman Advantage Equity Fund                     $1,500         $2,000
         ------------------------------------------------- --------------- -------------

(d) All Other Fees -There were no other fees billed by the Accountant which were not disclosed in Items (a) through (c) above during the last two fiscal years.


(e)(1) The registrant's Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.


    (2)  There were no services as described  in each of  paragraph  (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.


 (f)     Not Applicable.


 (g) Aggregate non-audit fees billed by the Accountant to the registrant for services rendered during the fiscal years ended September 30, 2005 and 2006 were $3,000 and $4,000, respectively. There were no non-audit fees billed by the Accountant for services rendered to the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.


 (h)     Not applicable.

Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


         Not applicable.





Item 6.  SCHEDULE OF INVESTMENTS.

         A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.





Item 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.





Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


         Not applicable.





Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


         None.





Item 11. CONTROLS AND PROCEDURES.


(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 12. EXHIBITS.


(a)(1)   Code of Ethics  required  by Item 2 of Form N-CSR is filed  herewith as
         Exhibit 12.(a)(1).


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3)   Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust


By: (Signature and Title)        /s/ Mark A. Hillman
                                 ____________________________________
                                 Mark A. Hillman, Trustee, President
                                 and Principal Executive Officer

Date: November 23, 2006







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Mark A. Hillman
                                 ____________________________________
                                 Mark A. Hillman, Trustee, President and
                                 Principal Executive Officer

Date: November 23, 2006




By: (Signature and Title)        /s/ Fletcher D. Perkins
                                 ____________________________________
                                 Fletcher D. Perkins, Treasurer and
                                 Principal Financial Officer

Date: November 22, 2006